Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2018
Item Effected [Line Items]
Schedule of Cash and Cash Equivalents and Restricted Cash [Table Text Block]
The following table provides a reconciliation of cash, cash equivalents and restricted cash balances reported within the condensed consolidated balance sheets to the total balance shown in the condensed consolidated statements of cash flows.

	March 31,	December 31,	March 31,	December 31,
(In thousands)	2018	2017	2017	2016
Cash and cash equivalents	$179,706	$203,104	$167,007	$193,862
Restricted cash	25,794	24,175	22,047	16,488
Total cash, cash equivalents and restricted cash	$205,500	$227,279	$189,054	$210,350

Schedule of Promotional Allowances [Table Text Block]
The estimated retail value related to goods and services provided to guests without charge or upon redemption of points under our player loyalty programs, included in departmental revenues, and therefore reducing our gaming revenues, are as follows:

	Three Months Ended
	March 31,
(In thousands)	2018	2017
Food and beverage	$42,638	$42,814
Rooms	19,000	18,590
Other	2,580	2,528

Schedule of Cash Flows Adjustments [Table Text Block]
The effects of adopting Update 2016-18 on our condensed consolidated statement of cash flows for the three months ended March 31, 2017 were as follows:

	Three Months Ended March 31, 2017
(In thousands)	As Previously Reported	Adoption of Update 2016-18	As Adjusted
Net cash provided by operating activities	$112,045	$5,559	$117,604

Cash, cash equivalents and restricted cash, beginning of period	$193,862	$16,488	$210,350
Net increase (decrease) in cash, cash equivalents and restricted cash	(26,855)	5,559	(21,296)
Cash, cash equivalents and restricted cash, end of period	$167,007	$22,047	$189,054

Schedule of Prospective Adoption of New Accounting Pronouncements [Table Text Block]
The effects of the adoption of the Revenue Standard on our results for the three months ended March 31, 2017 are as follows:

	Three Months Ended March 31, 2017
(In thousands, except per share data)	As Previously Reported	Adoption of Revenue Standard	As Adjusted
Revenues
Gaming	$499,999	$(56,054)	$443,945
Food and beverage	87,443	(838)	86,605
Room	47,326	(476)	46,850
Other	34,038	(1,373)	32,665
Gross revenues	668,806	(58,741)	610,065
Less promotional allowances	63,464	(63,464)	—
Net revenues	605,342	4,723	610,065
Operating costs and expenses
Gaming	231,631	(39,698)	191,933
Food and beverage	49,518	34,830	84,348
Room	13,114	8,193	21,307
Other	19,979	1,436	21,415
Selling, general and administrative	91,613	—	91,613
Maintenance and utilities	26,399	—	26,399
Depreciation and amortization	53,964	—	53,964
Corporate expense	20,798	—	20,798
Project development, preopening and writedowns	2,972	—	2,972
Other operating items, net	486	—	486
Total operating costs and expenses	510,474	4,761	515,235
Operating income	94,868	(38)	94,830
Other expense (income)
Interest income	(460)	—	(460)
Interest expense, net of amounts capitalized	43,674	—	43,674
Loss on early extinguishments and modifications of debt	156	—	156
Other, net	111	—	111
Total other expense, net	43,481	—	43,481
Income from continuing operations before income taxes	51,387	(38)	51,349
Income tax provision	(16,273)	—	(16,273)
Income from continuing operations, net of tax	35,114	(38)	35,076
Income from discontinued operations, net of tax	375	—	375
Net income	$35,489	$(38)	$35,451

Basic net income per common share
Continuing operations	$0.31	$—	$0.31
Discontinued operations	—	—	—
Basic net income per common share	$0.31	$—	$0.31
Weighted average basic shares outstanding	115,269	—	115,269

Diluted net income per common share
Continuing operations	$0.31	$—	$0.31
Discontinued operations	—	—	—
Diluted net income per common share	$0.31	$—	$0.31
Weighted average diluted shares outstanding	115,902	—	115,902